GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

SFL Corporation Ltd. ("SFL" or the "Company") is an international ship and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company. The Company's common shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2019, the Company owned three very large crude oil carriers ("VLCCs"), two Suezmax crude oil carriers, five Supramax dry bulk carriers, seven Handysize dry bulk carriers, two Kamsarmax dry bulk carriers, eight Capesize dry bulk carriers, 45 container vessels (including four chartered-in 19,200 and 19,400 twenty-foot equivalent units ("TEU") container vessels and seven 10,600 TEU and 13,800 TEU container vessels financed through sale and leaseback), two car carriers, one jack-up drilling rig, two ultra-deepwater drilling units, five offshore support vessels, two chemical tankers and two oil product tankers. In addition, the Company has three VLCCs and three container vessels which are accounted for as leaseback assets (see Note 16 Investment in direct financing, sales-type and leaseback assets).

The two ultra-deepwater drilling units and the one jack-up drilling rig referred to above are owned by wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 17: Investment in associated companies).

Since the Company's incorporation in 2003 and public listing in 2004, SFL has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.